STOCK OPTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risk-free interest rate	2.02%	1.87%
Expected term of option	6 years	6 years 6 months
Expected stock price volatility	99.96%	95.89%
Expected dividend yield	$ 0.0	$ 0